UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21218

Eaton Vance Insured New York Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	June 30, 2008

Item 1. Schedule of Investments

Eaton Vance Insured New York Municipal Bond Fund II	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 167.3%

Principal
Amount
(000’s omitted)	Security	Value
General Obligations — 6.3%
$500	New York City, 5.25%, 8/15/26	$516,610
1,650	New York City, 5.25%, 1/15/28	1,692,108
		$2,208,718
Hospital — 2.2%
$750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	$756,202
		$756,202
Industrial Development Revenue — 3.7%
$1,000	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (1)	$1,030,870
240	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	255,629
		$1,286,499
Insured-Electric Utilities — 9.0%
$2,020	Long Island Power Authority, (AMBAC), 5.00%, 9/1/34	$2,020,182
1,195	New York Power Authority, (MBIA), 4.50%, 11/15/47	1,103,308
		$3,123,490
Insured-Escrowed/Prerefunded — 5.9%
$1,385	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), Escrowed to Maturity, 0.00%, 7/1/30	$469,252
1,500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)	1,603,885
		$2,073,137
Insured-General Obligations — 6.5%
$2,245	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	$2,253,351
		$2,253,351
Insured-Hospital — 3.4%
$180	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37	$183,182
1,000	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37 (1)	1,017,680
		$1,200,862
Insured-Housing — 2.9%
$1,000	New York City Housing Corp. (MBIA), 4.95%, 11/1/33	$1,002,630
		$1,002,630
Insured-Lease Revenue/Certificates of Participation — 10.5%
$3,195	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$2,879,110
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	777,884
		$3,656,994
Insured-Other Revenue — 20.8%
$1,930	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$1,941,927
2,700	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), 5.125%, 7/1/31	2,729,646
505	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	479,472
390	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/39	381,634
1,825	New York City Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	1,718,128
		$7,250,807

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Insured-Private Education — 24.6%
$1,000	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/31	$1,007,750
1,440	New York Dormitory Authority, (Barnard College), (FGIC), 5.00%, 7/1/24	1,418,184
2,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	2,424,625
605	New York Dormitory Authority, (Fordham University), (FGIC), 5.00%, 7/1/32	596,675
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	1,007,750
500	New York Dormitory Authority, (Skidmore College), (FGIC), 5.00%, 7/1/33	504,385
110	New York Dormitory Authority, (University of Rochester), (MBIA), 5.00%, 7/1/27	110,477
5,425	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/32	1,516,993
		$8,586,839
Insured-Public Education — 4.4%
$1,500	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$1,528,350
		$1,528,350
Insured-Special Tax Revenue — 23.8%
$700	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$667,310
1,900	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	1,876,972
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	371,909
9,835	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	682,647
20,540	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	2,637,131
3,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	405,451
2,105	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	239,781
1,380	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	1,409,767
		$8,290,968
Insured-Transportation — 24.9%
$2,000	Metropolitan Transportation Authority, (FGIC), 5.25%, 11/15/31	$2,009,180
890	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/24	929,730
2,500	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27 (1)	2,550,250
600	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33	614,544
550	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	550,721
2,000	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	2,009,240
		$8,663,665
Insured-Water and Sewer — 8.2%
$2,835	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 5.00%, 6/15/38(2)	$2,847,644
		$2,847,644
Other Revenue — 4.5%
$1,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32	$1,556,370
		$1,556,370
Private Education — 5.7%
$1,000	Dutchess County Industrial Development Agency, (Marist College), 5.00%, 7/1/22	$1,011,900
1,000	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	960,390
		$1,972,290
Total Tax-Exempt Investments — 167.3% (identified cost $60,063,076)		$58,258,816
Other Assets, Less Liabilities — (2.7)%		$(924,088)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (64.6)%		$(22,509,504)
Net Assets Applicable to Common Shares— 100.0%		$34,825,224

2

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2008, 86.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 32.3% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	61 U.S. Treasury Bond	Short	$(6,943,561)	$(7,051,219)	$(107,658)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,525,000	4.985%	3-month USD-LIBOR- BBA	September 28, 2008/ September 28, 2038	$2,969
Merrill Lynch Capital Services, Inc.	2,000,000	4.9025	3-month USD-LIBOR- BBA	July 9, 2008/ July 9, 2038	20,644
Morgan Stanley Capital Services, Inc.	950,000	5.428	3-month USD-LIBOR- BBA	September 10, 2008/ September 10, 2038	(64,398)
					$(40,785)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,687,661
Gross unrealized appreciation	$531,985
Gross unrealized depreciation	(2,405,830)
Net unrealized depreciation	$(1,873,845)

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 27, 2008